FAIR VALUE OF ASSETS AND LIABILITIES (Schedule of Additional Information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans
Beginning balance	¥ 221,268
Purchases of loans	299,956	¥ 247,434
Collection of principal	(135,172)	(10,425)
Change in fair value	(15,019)	(15,741)
Ending balance	371,033	221,268
Payable to investors
Beginning balance	252,907
Initial contribution	270,000	250,000
Interest and penalties received	30,342	4,516
Deductibles expenses associated with the Consolidated ABFE operating	(5,518)	(714)
Principal and interest payments to the Fund No. 1	(263,054)
Change in fair value	1,204	(895)
Ending balance	418,686	¥ 252,907
ABS
Payable to investors
Issuances of Asset Backed Special Plan	202,500
Principal and interest payments to Asset Backed Special Plan investors	¥ (69,695)